Related Parties (Details) - Schedule of transactions arose with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Transactions Arose With Related Parties Abstract
Short term employee benefits	[1]	$ 1,825	$ 1,182	$ 1,181
Social benefits costs		139	118	158
Share based compensation) Management)		237	1,644	832
Share based compensation) Directors)		$ 127	$ 395	$ 365

[1]	Represent base salary, bonuses, and car allowance expenses.